Document and Entity Information	Jul. 11, 2024
Details
Registrant CIK	0001342936
Fiscal Year End	--06-30
Document Type	8-K/A
Document Period End Date	Jul. 11, 2024
Entity Registrant Name	Advanced Voice Recognition Systems, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-1342936
Entity Tax Identification Number	98-0511932
Entity Address, Address Line One	7659 E. Wood Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	480
Local Phone Number	704-4183
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVOI
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	to correct the Company’s fiscal year end date
Amendment Flag	true